Summary of Significant Accounting Policies (Tables) - Asian Equity Exchange Group Co LTD [Member]	3 Months Ended
Mar. 31, 2016
Schedule of Property, Plant and Equipment Useful Lives	The useful lives are as follows:
Leasehold improvements	20 years
Office equipment	5 years
Motor vehicles	5 years

Schedule of Translation Rate

The translation rates are as follows:

	Three months ended March 31, 2016	Period from May 29, 2015 (inception) to December 31, 2015
	(Unaudited)
Average HKD : US$ exchange rate in the period	0.1286	0.1290
Spot HKD : US$ exchange rate as at the period end	0.1289	0.1290
Average RMB : US$ exchange rate in the period	0.1529	0.1591
Spot RMB : US$ exchange rate as at the period end	0.1550	0.1540